Contingencies And Other Risks (Schedule Of Changes In Reserve And Warranty Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loss Contingency [Abstract]
Representation And Warranty Obligations Reserve Beginning Balance	$ 825	$ 830
Provision for mortgage representation and warranty expenses, Loans sales	16	19
Provision for mortgage representation and warranty expenses, Change in estimate continuing operations	67	324
Provision for mortgage representation and warranty expenses	83	343
Resolved Claims On Unpaid Principal Balance	(146)	(360)
Representation And Warranty Obligations Recoveries	8	12
Deconsolidation of Representation & Warranty Reserve	(665)	0
Representation And Warranty Obligations Reserve Ending Balance	$ 105	$ 825